PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
Schedule of property, plant and equipment. net
	At December 31,
	2014	2015
Buildings	$199,178,564	$218,144,388
Leasehold improvement	129,294	129,294
Plant and machinery	854,152,473	793,331,294
Motor vehicles	3,132,933	2,442,337
Office equipment	12,830,576	11,893,297
Power stations	43,799,858	36,737,149

	1,113,223,698	1,062,677,759
Less: Accumulated depreciation	372,874,618	441,165,827

	740,349,080	621,511,932
Construction in progress	9,948,464	8,950,138

Property, plant and equipment, net	$750,297,544	$630,462,070